                                   SUPPLEMENT
                             DATED NOVEMBER 3, 2004
      TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR THE HARTFORD
        SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. CLASS IA
                      AND CLASS IB SHARES DATED MAY 1, 2004


Under HLS Fund Management, in the table entitled "Non-Interested Directors", the disclosure pertaining to Dr. Robert M. Gavin shall be deleted and replaced by the following:

----------------------------- -------------- ------------ ------------------------------------- -------------- ---------------------
                                              Term of                                             Number of
                                              Office*                                           Portfolios in
                                Position        and                                                Fund
                                Held With    Length of                                            Complex
                                  each          Time      Principal Occupation(s) During Past   Overseen by     Other Directorships
   Name, Age and Address        Company        Served                   5 Years                   Director        Held by Director
----------------------------- -------------- ------------ ------------------------------------- -------------- ---------------------
DR. ROBERT M. GAVIN           Director and   Since        Dr. Gavin is an educational                76               N/A
(age 64)                      Chairman of    2002(1)      consultant. Prior to September 1,
c/o Hartford HLS Funds        the Board(3)   Since        2001, he was President of Cranbrook
P.O. Box 2999                                1986(2)      Education Community; and prior to
Hartford, CT 06104-2999                                   July 1996, he was President of
                                                          Macalester College, St. Paul,
                                                          Minnesota. He is also Director and
                                                          Chairman of the Board of The
                                                          Hartford Mutual Funds, Inc., The
                                                          Hartford Mutual Funds II, Inc. and
                                                          The Hartford Income Shares Fund,
                                                          Inc.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

(1) For Hartford Series Fund, Inc. Ms. Coleman and Mr. Pryor each served as a director, since 1995 and 1977, respectively, of certain Maryland corporations (each of which was registered with the SEC as an open-end management investment company) that were reorganized as investment portfolios (series) of Hartford Series Fund, Inc. on August 28, 2002.

(2) For Hartford HLS Series Fund II, Inc.

(3) Chairman of the Board Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. since 2004.


Under HLS Fund Management, in the table entitled "Officers and Interested Directors", the disclosure pertaining to Thomas M. Marra shall be deleted and replaced by the following:

----------------------------- -------------- ------------ ------------------------------------- -------------- --------------------
                                                                                                  Number of
                                               Term of                                           Portfolios
                                               Office*                                             in Fund
                                Position     and Length                                            Complex
                                Held With      of Time    Principal Occupation(s) During Past    Overseen by    Other Directorships
   Name, Age and Address      each Company     Served                   5 Years                   Director       Held by Director
----------------------------- -------------- ------------ ------------------------------------- -------------- --------------------
THOMAS M. MARRA**              Director      Since 2002   Mr. Marra is President and Chief           76        Mr. Marra is a
(age 46)                                                  Operating Officer of Hartford Life,                  member of the Board
c/o Hartford HLS Funds                                    Inc. He is also a member of the                      of Directors of The
P.O. Box 2999                                             Board of Directors and a member of                   Hartford.
Hartford, CT 06104-2999                                   the Office of the Chairman for The
                                                          Hartford Financial Services Group,
                                                          Inc. ("The Hartford"), the parent
                                                          company of Hartford Life. Mr. Marra
                                                          was named

----------------------------- -------------- ------------ ------------------------------------- -------------- --------------------
                                                                                                  Number of
                                               Term of                                           Portfolios
                                               Office*                                             in Fund
                                Position     and Length                                            Complex
                                Held With      of Time    Principal Occupation(s) During Past    Overseen by    Other Directorships
   Name, Age and Address      each Company     Served                   5 Years                   Director       Held by Director
----------------------------- -------------- ------------ ------------------------------------- -------------- --------------------
                                                          President of Hartford
                                                          Life in 2001 and COO in 2000, and
                                                          served as Director of Hartford
                                                          Life's Investment Products Division
                                                          from 1998 to 2000. He was head of
                                                          Hartford Life's Individual Life and
                                                          Annuities Division from 1994 to
                                                          1998 after being promoted to Senior
                                                          Vice President in 1994 and to
                                                          Executive Vice President in 1996.
                                                          Mr. Marra is also a Managing Member
                                                          and President of Hartford
                                                          Investment Financial Services, LLC
                                                          ("HIFSCO") and HL Investment
                                                          Advisors, LLC ("HL Advisors"). He
                                                          served as Chairman of the Board of the
                                                          Company from 2002 until 2004. He
                                                          currently serves as a Director of The
                                                          Hartford Mutual Funds, Inc., The
                                                          Hartford Mutual Funds II, Inc. and The
                                                          Hartford Income Shares Fund, Inc. and
                                                          served as Chairman of the Board of
                                                          these companies from 2002 to 2004.

* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person," as defined in the 1940 Act, of each Company because of the person's affiliation with, or equity ownership of, HL Advisors, Hartford Investment Management, or affiliated companies.


PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.